Acquisitions - (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Business	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Business
Business Combinations [Abstract]
Number of businesses acquired | Business	0		1
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Net cash consideration	$ 0.0	$ 0.0	$ 5.0
Consideration transferred		89.0
Goodwill		2.8
Change in noncontrolling interests		63.0
Adjustments to additional paid in capital, other		1.0
Decrease in other long-term liabilities		25.0
Gain on settlement of liabilities		$ 10.0